Maintenance Rights Intangible And Lease Premium, Net (Summary Of Details Of Lease Premiums And Related Accumulated Amortization) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 439,365
Accumulated amortization	(21,330)
Finite-lived intangible assets	418,035
Lease Premium [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period (in years)	5 years 7 months 6 days	1 year 8 months 12 days
Gross carrying amount	119,763	35,461
Accumulated amortization	(25,996)	(26,107)
Finite-lived intangible assets	$ 93,767	$ 9,354